Regulatory Matters (Narrative) (Detail) MMcf in Millions, Customer in Millions, $ in Millions			1 Months Ended																			12 Months Ended
	Feb. 01, 2020	Jan. 01, 2019 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2018 USD ($) mi Project MW	Oct. 31, 2018 USD ($)	Oct. 30, 2018 USD ($) MMcf	Sep. 30, 2018 USD ($)	Aug. 31, 2018 USD ($) MMBTU	Jul. 31, 2018 USD ($) Facility	Jun. 30, 2018 kV Segment	May 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Nov. 30, 2015 USD ($) mi kV	Jun. 30, 2015 USD ($) Buildings	Mar. 31, 2015 USD ($)	Nov. 30, 2013 mi kV	Aug. 31, 2009 kV	Dec. 31, 2007 Customer	Apr. 30, 2007 kV	Dec. 31, 2020	Dec. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) mi Segments kV	Aug. 31, 2018 USD ($) MMBTU	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 31, 2017 USD ($)
Public Utilities General Disclosures [Line Items]
Regulatory assets-noncurrent				$ 2,676.0																					$ 2,676.0			$ 2,480.0
Reduction in regulatory liabilities																									35.0			4,200.0
Annual regulatory liability deferral amount				$ 0.4																					$ 0.4
Separate segments | Segments																									3
Asset impairment pre tax charge																									$ 403.0			15.0	$ 4.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Public Utilities General Disclosures [Line Items]
Performance guarantee of the facilities				1 year																					1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Public Utilities General Disclosures [Line Items]
Performance guarantee of the facilities				1 year																					1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Public Utilities General Disclosures [Line Items]
Performance guarantee of the facilities				1 year																					1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Public Utilities General Disclosures [Line Items]
Performance guarantee of the facilities				1 year																					1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Public Utilities General Disclosures [Line Items]
Performance guarantee of the facilities				1 year																					1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Public Utilities General Disclosures [Line Items]
Performance guarantee of the facilities
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Regulatory assets-noncurrent				$ 737.0																					$ 737.0			810.0
Tax reform benefit									$ 100.0
Reduction in regulatory liabilities						$ 14.0																			$ 31.0			2,600.0
Regulatory liabilities one time bill credit amount						13.0
Separate segments | Segments																									2
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Public Utilities General Disclosures [Line Items]
Performance guarantee of the facilities				1 year																					1 year
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Public Utilities General Disclosures [Line Items]
Performance guarantee of the facilities				1 year																					1 year
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Public Utilities General Disclosures [Line Items]
Performance guarantee of the facilities				1 year																					1 year
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Public Utilities General Disclosures [Line Items]
Performance guarantee of the facilities				1 year																					1 year
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Public Utilities General Disclosures [Line Items]
Performance guarantee of the facilities				1 year																					1 year
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Public Utilities General Disclosures [Line Items]
Performance guarantee of the facilities
Virginia Electric and Power Company | Minimum
Public Utilities General Disclosures [Line Items]
Facility operating capacity (kV) | kV																					500
Virginia Electric and Power Company | Minimum | Judicial Ruling
Public Utilities General Disclosures [Line Items]
Facility operating capacity (kV) | kV																			500
Virginia Electric and Power Company | Scenario, Forecast
Public Utilities General Disclosures [Line Items]
Asset impairment pre tax charge																							$ 190.0
Virginia Electric and Power Company | FERC-regulated | Settled Litigation | Order Regarding Transmission Rate Design for Allocation of Costs among PJM Interconnect LLC Transmission Customers | Unfavorable Regulatory Action | Other Deferred Credits And Other Liabilities
Public Utilities General Disclosures [Line Items]
Amount of contingent liability				$ 50.0																					$ 50.0
Virginia Electric and Power Company | FERC-regulated | Settled Litigation | Order Regarding Transmission Rate Design for Allocation of Costs among PJM Interconnect LLC Transmission Customers | Unfavorable Regulatory Action | Current Liabilities
Public Utilities General Disclosures [Line Items]
Amount of contingent liability				126.0																					126.0
Virginia Electric and Power Company | FERC-regulated | Settled Litigation | Order Regarding Transmission Rate Design for Allocation of Costs among PJM Interconnect LLC Transmission Customers | Unfavorable Regulatory Action | PJM transmission rates
Public Utilities General Disclosures [Line Items]
Regulatory assets-noncurrent									$ 265.0																	$ 265.0
Duration of payment under settlement agreement									10 years
Amount required to pay under settlement agreement									$ 276.0
Virginia Electric and Power Company | Virginia Regulation
Public Utilities General Disclosures [Line Items]
Proposed annual revenue reduction amount			$ 171.0			151.0																			$ 190.0
Expected annual revenue reduction on one-time bill credit			120.0
Interim rate reduction amount			120.0							$ 125.0
Proposed revenue requirement												$ 1,500.0
Increase in fuel revenue									209.0			222.0
Capacity of transmission line (kV) | kV																									115
Obligated to make payments to fund improvement for historical and cultural resources																														$ 90.0
Payments made to fund improvement for historical and cultural resources																												90.0
Virginia Electric and Power Company | Virginia Regulation | Operating Segments
Public Utilities General Disclosures [Line Items]
Proposed revenue requirement					$ 628.0				636.0			755.0
Virginia Electric and Power Company | Virginia Regulation | Transmission Component of Virginia Power's | Operating Segments
Public Utilities General Disclosures [Line Items]
Proposed revenue requirement												468.0
Virginia Electric and Power Company | Virginia Regulation | Coastal Virginia Offshore Wind Project
Public Utilities General Disclosures [Line Items]
The total estimated capital investment					$ 300.0
Capacity of wind turbine generators | MW					6
Public utilities length of wind project | mi					27
Number of wind projects | Project					2
Virginia Electric and Power Company | Virginia Regulation | Surry Switching Station Transmission Line
Public Utilities General Disclosures [Line Items]
Length of kV line (miles) | mi																		7
Capacity of transmission line (kV) | kV																		500
Virginia Electric and Power Company | Virginia Regulation | Transmission Line from Skiffes Creek Switching Station to Wheaton Substation
Public Utilities General Disclosures [Line Items]
Length of kV line (miles) | mi																		20
Capacity of transmission line (kV) | kV																		230
Virginia Electric and Power Company | Virginia Regulation | Transmission Line Near Gainesville Substation And Haymarket Substation
Public Utilities General Disclosures [Line Items]
The total estimated capital investment															$ 180.0
Length of kV line (miles) | mi															5
Capacity of transmission line (kV) | kV															230
Virginia Electric and Power Company | Virginia Regulation | Double Circuit Transmission Line Between Near Gainesville Substation And Haymarket Substation
Public Utilities General Disclosures [Line Items]
Capacity of transmission line (kV) | kV															230
Virginia Electric and Power Company | Virginia Regulation | Transmission Line Between Idylwood and Tysons Substations
Public Utilities General Disclosures [Line Items]
The total estimated capital investment			$ 68.0	125.0																					$ 125.0
Length of kV line (miles) | mi																									4
Capacity of transmission line (kV) | kV											230														230
Separate segments | Segment											4
Virginia Electric and Power Company | Virginia Regulation | Transmission Line Between The Idylwood And Tysons Substations
Public Utilities General Disclosures [Line Items]
The total estimated capital investment				816.0																					$ 816.0
Operations and maintenance expenses																									102.0
Virginia Electric and Power Company | Virginia Regulation | Rider T1 | Operating Segments
Public Utilities General Disclosures [Line Items]
Proposed revenue requirement									630.0			287.0
Increase (decrease) in revenue requirement												(146.0)
Virginia Electric and Power Company | Virginia Regulation | Rider U
Public Utilities General Disclosures [Line Items]
Approved revenue required				70.0										$ 73.0
Virginia Electric and Power Company | Virginia Regulation | Riders C1A and C2A | Energy Efficiency Program | Operating Segments
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement							$ 18.0
Approved revenue required							$ 49.0
Amount of cost recovery						262.0
Virginia Electric and Power Company | Virginia Regulation | Solar Development Project
Public Utilities General Disclosures [Line Items]
The total estimated capital investment										$ 410.0
Number of solar facility | Facility										2
Virginia Electric and Power Company | Virginia Regulation | Solar Development Project | Rider US-3 | Operating Segments
Public Utilities General Disclosures [Line Items]
Proposed revenue requirement										$ 10.0
Solar capacity factor when normalized for force majeure events			25.00%
Virginia Electric and Power Company | Virginia Regulation | Solar Development Project | Rider US-3 | Operating Segments | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Public Utilities General Disclosures [Line Items]
Performance guarantee of the facilities			20 years
Virginia Electric and Power Company | Virginia Regulation | Third Phase | Rider U
Public Utilities General Disclosures [Line Items]
Projected capital investment				179.0										179.0
Virginia Electric and Power Company | Virginia Regulation | Second Phase | Rider U
Public Utilities General Disclosures [Line Items]
Projected capital investment				64.0										65.0
Virginia Electric and Power Company | North Carolina Regulation | Annual Base Fuel Revenues
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement			$ 24.0						$ 24.0
Virginia Electric and Power Company | North Carolina Regulation | Scenario, Forecast
Public Utilities General Disclosures [Line Items]
Mitigation recoverable percentage																						50.00%
Mitigation recoverable remaining percentage	50.00%
DETI
Public Utilities General Disclosures [Line Items]
Expected cost of project																										$ 95.0
Agreement to provide Dths per day of transportation service | MMBTU									150,000																	150,000
DETI | FERC-regulated | Supply Header Project | Atlantic Coast Pipeline
Public Utilities General Disclosures [Line Items]
Annual electric power cost rate adjustment, approval amount requested to recover amount								$ 7.0
Annual transportation cost rate adjustment, approval amount requested to recover amount								$ 37.0
DETI | FERC-regulated | Preliminary recommendation one | Other operations and maintenance
Public Utilities General Disclosures [Line Items]
Audit compliance charge recognized in connection with preliminary recommendation																									129.0			15.0
Audit compliance after-tax charge recognized in connection with preliminary recommendation																									94.0			9.0
Questar Gas | Cost-of-service impact of 2017 Tax Reform Act
Public Utilities General Disclosures [Line Items]
Reduction in regulatory liabilities												$ 15.0
Refund to customers related to deferred corporate income tax reduction										$ 9.0
Regulatory liability, amortization period												1 year
Questar Gas | Utah and Wyoming Regulation | Pipeline Infrastructure Replacement Program
Public Utilities General Disclosures [Line Items]
Projected capital investment																									85.0
Questar Gas | Utah and Wyoming Regulation | Fuel Deferral
Public Utilities General Disclosures [Line Items]
Proposed cost increase (decrease) amount						$ 48.0						$ 86.0
LNG peaking storage facility, liquefaction rate per day | MMcf							8.2
Questar Gas | Utah and Wyoming Regulation | Scenario, Forecast | Pipeline Infrastructure Replacement Program
Public Utilities General Disclosures [Line Items]
Public utilities additional revenue to be collected																							11.0
East Ohio | Ohio Regulation | Pipeline Infrastructure Replacement Program
Public Utilities General Disclosures [Line Items]
Proposed revenue requirement																									165.0
Percentage replacement of pipeline system																	25.00%
Period for capital investment																	5 years
Actual cumulative PREP Investment																	$ 200.0
Annual percentage increase in capital investment																	3.00%
Total estimated cost				1,400.0																					1,400.0			204.0
East Ohio | Ohio Regulation | Automated Meter Reading Program
Public Utilities General Disclosures [Line Items]
Proposed revenue requirement													$ 5.0
Number of customers with automated meter reading technology | Customer																				1.2
East Ohio | Ohio Regulation | Percentage Of Income Payment Plan Rider
Public Utilities General Disclosures [Line Items]
Refund of over-recovery of accumulated arrearages												10.0
Recovery of projected deferred program costs												$ 4.0
East Ohio | Ohio Regulation | UEX Rider
Public Utilities General Disclosures [Line Items]
Elimination of over-recovered balance of accumulated bad debt expense														$ 11.0
Recovery of prospective net bad debt expense																								$ 16.0
East Ohio | Ohio Regulation | Demand Side Management Costs
Public Utilities General Disclosures [Line Items]
Annual electric power cost rate adjustment, approval amount requested to recover amount					$ 4.0
Hope Gas, Inc. | West Virginia Regulation | PREP
Public Utilities General Disclosures [Line Items]
Projected capital investment																									31.0
Amount of cost recovery					$ 8.0																							28.0
Actual cumulative PREP Investment																												48.0
Annual PREP costs recovered																												$ 7.0
Projected PREP investment				31.0																					31.0
Hope Gas, Inc. | West Virginia Regulation | Scenario, Forecast | PREP
Public Utilities General Disclosures [Line Items]
Projected capital investment																							36.0
Projected PREP investment																							$ 29.0
Cove Point | FERC-regulated | Supply Header Project | Atlantic Coast Pipeline
Public Utilities General Disclosures [Line Items]
Annual transportation cost rate adjustment, approval amount requested to recover amount																											$ 30.0
Public utilities expected cost to acquire productive assets																$ 150.0
Public utilities number of binding precedent agreements for project facilities | Buildings																2
Estimated Cost of project																									45.0
Asset impairment pre tax charge																									37.0
Asset impairment after tax charge				$ 28.0																					$ 28.0
Dominion Energy Overthrust Pipeline L L C | FERC-regulated
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement		$ 3.0
Rate Approved, Decrease in annual amount		$ 7.0